Subsequent Events - Additional Information (Details) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 10, 2023	Mar. 16, 2023	Jan. 31, 2023	Apr. 30, 2021
Subsequent Events [Line Items]
Stock issued during period			5,025,917
Proceeds from common stock			$ 5,194,740
Common Stock
Subsequent Events [Line Items]
Stock issued during period			5,025,917	0
Subsequent Event | Purchase Agreement And Registration Rights Agreement
Subsequent Events [Line Items]
Term of purchases agreement	36 months	36 months
Subsequent Event | Purchase Agreement And Registration Rights Agreement | Common Stock
Subsequent Events [Line Items]
Stock issued during period	100,000
Additional shares issued	62,500
Proceeds from common stock	$ 2,000,000
Subsequent Event | Maximum | Purchase Agreement And Registration Rights Agreement | Common Stock
Subsequent Events [Line Items]
Purchase price of common stock	$ 15,000,000